MARKETABLE SECURITIES (Details Narrative1) (USD $)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Mar. 19, 2012
Investments, Debt and Equity Securities [Abstract]
Payment from California Gold, in cash or in unregistered shares of common stock									$ 125,000
Unregistered shares of common stock, par value per share									$ 0.001
Restricted shares of California Gold									1,250,000
Shares of California Gold, per share						$ 0.10
Other income					125,000	125,000	125,000	125,000
Gross Unrealized Losses						$ 112,500	$ 112,500